Schedule of Investments (unaudited) April 30, 2020	iShares® Currency Hedged MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.4%
iShares MSCI EAFE ETF(a)	41,816,373	$2,365,552,221

Total Investment Companies — 100.4% (Cost: $2,746,322,788)		2,365,552,221

Total Investments in Securities — 100.4% (Cost: $2,746,322,788)		2,365,552,221

Other Assets, Less Liabilities — (0.4)%		(10,182,939)

Net Assets — 100.0%		$2,355,369,282

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased	Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,621,000	—	(6,621,000	)(b)	—	$—	$28,847	$—	$—
iShares MSCI EAFE ETF	44,629,138	7,595,553	(10,408,318)		41,816,373	2,365,552,221	33,961,312	(51,950,581)	(336,487,217)

						$2,365,552,221	$33,990,159	$(51,950,581)	$(336,487,217)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	304,691,000	USD	195,093,908	MS	05/05/20	$ 3,458,430
CHF	261,834,000	USD	268,958,814	MS	05/05/20	2,301,481
DKK	330,345,000	USD	48,083,954	BNP	05/05/20	430,912
DKK	1,835,000	USD	265,663	HSBC	05/05/20	3,827
DKK	2,637,000	USD	384,224	SSB	05/05/20	3,049
DKK	2,678,000	USD	388,933	UBS	05/05/20	4,361
EUR	618,057,000	USD	670,604,206	BNP	05/05/20	6,693,297
EUR	3,454,000	USD	3,750,547	BOA	05/05/20	34,518
EUR	67,000	USD	73,026	CIBC	05/05/20	395
EUR	3,260,000	USD	3,523,218	JPM	05/05/20	49,251
EUR	4,811,000	USD	5,229,208	SSB	05/05/20	42,924
EUR	1,394,000	USD	1,502,986	UBS	05/05/20	24,629
GBP	338,052,000	USD	419,124,641	MS	05/05/20	6,652,744
ILS	140,000	USD	39,097	BOA	05/05/20	1,065
ILS	31,927,000	USD	9,082,163	CITI	05/05/20	76,625
ILS	197,000	USD	54,965	MS	05/05/20	1,548
ILS	517,000	USD	144,164	SSB	05/05/20	4,146
NOK	24,352,000	USD	2,319,698	CITI	05/05/20	57,254
NOK	124,422,000	USD	11,978,316	HSBC	05/05/20	166,281
NOK	715,000	USD	69,704	MS	05/05/20	86
NOK	285,000	USD	26,821	NSI	05/05/20	997

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Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	3,189,000	USD	306,407	SSB	05/05/20	$4,865
NZD	11,367,000	USD	6,917,278	BNP	05/05/20	55,741
NZD	188,000	USD	113,475	BSCH	05/05/20	1,852
NZD	1,141,000	USD	676,288	CITI	05/05/20	23,652
NZD	61,000	USD	36,688	JPM	05/05/20	732
NZD	226,000	USD	134,076	MS	05/05/20	4,562
SEK	1,486,050,000	USD	151,167,275	MS	05/05/20	1,159,058
SGD	48,929,000	USD	34,541,636	MS	05/05/20	156,091
USD	547,897,959	CHF	526,541,000	MS	05/05/20	2,400,937
USD	2,382,392	DKK	16,123,000	HSBC	05/05/20	14,549
USD	52,672,505	DKK	357,857,000	JPM	05/05/20	117,194
USD	82,910	DKK	561,000	SSB	05/05/20	521
USD	15,538,399	EUR	14,091,000	BNY	05/05/20	96,783
USD	1,158,874	EUR	1,050,000	JPM	05/05/20	8,232
USD	855,213,513	EUR	778,425,000	SSB	05/05/20	2,175,878
USD	34,758,116	SGD	48,929,000	MS	05/05/20	60,389
HKD	14,101,000	USD	1,818,628	MS	05/07/20	226
JPY	4,781,370,000	USD	44,361,810	BNP	05/07/20	192,726
JPY	56,428,000	USD	525,378	CITI	05/07/20	439
JPY	353,736,000	USD	3,252,539	MS	05/07/20	43,701
JPY	964,359,000	USD	8,924,233	SSB	05/07/20	62,013
NZD	99,000	USD	60,670	MS	06/04/20	48
USD	1,779,619	AUD	2,718,000	JPM	06/04/20	8,244
USD	16,749,467	CHF	16,153,000	MS	06/04/20	1,351
USD	19,723,137	GBP	15,635,000	MS	06/04/20	28,512
USD	904,068	HKD	7,011,000	HSBC	06/04/20	81
USD	76,764,179	HKD	595,221,000	MS	06/04/20	17,338
USD	467,398	ILS	1,621,000	BNP	06/04/20	2,003
USD	6,291,097	JPY	672,919,000	BNP	06/04/20	18,326
USD	615,168,310	JPY	65,467,934,000	BOA	06/04/20	4,893,766
USD	816,856	NOK	8,347,000	UBS	06/04/20	1,996
USD	878,951	NZD	1,425,000	BOA	06/04/20	4,971
USD	1,540,885	SGD	2,169,000	UBS	06/04/20	2,572

						31,567,169

CHF	267,338,000	USD	276,993,023	MS	05/05/20	(30,578)
DKK	36,926,000	USD	5,435,918	CITI	05/05/20	(12,921)
DKK	3,953,000	USD	581,023	TDB	05/05/20	(481)
EUR	162,106,000	USD	178,118,669	CITI	05/05/20	(474,877)
EUR	7,370,000	USD	8,086,166	SSB	05/05/20	(9,754)
NOK	20,000	USD	1,955	SSB	05/05/20	(3)
SGD	48,929,000	USD	34,758,116	MS	05/05/20	(60,389)
USD	187,994,878	AUD	304,691,000	MS	05/05/20	(10,557,460)
USD	2,716,124	CHF	2,631,000	MS	05/05/20	(9,595)
USD	110,041	DKK	753,000	CITI	05/05/20	(546)
USD	448,742	DKK	3,080,000	SSB	05/05/20	(3,591)
USD	1,513,159	EUR	1,387,000	BOA	05/05/20	(6,785)
USD	6,047,564	EUR	5,566,000	UBS	05/05/20	(51,934)
USD	419,153,885	GBP	338,052,000	MS	05/05/20	(6,623,499)
USD	8,983,998	ILS	31,749,000	BOA	05/05/20	(123,728)

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Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	57,366	ILS	204,000	CITI	05/05/20	$(1,155)
USD	7,861	ILS	28,000	NT	05/05/20	(171)
USD	225,623	ILS	800,000	SSB	05/05/20	(3,870)
USD	13,909,164	NOK	146,038,000	BOA	05/05/20	(345,329)
USD	559,650	NOK	5,822,000	MS	05/05/20	(8,624)
USD	106,048	NOK	1,123,000	SSB	05/05/20	(3,566)
USD	7,325,092	NZD	12,360,000	BOA	05/05/20	(257,078)
USD	56,795	NZD	95,000	MS	05/05/20	(1,482)
USD	35,318	NZD	59,000	SSB	05/05/20	(875)
USD	223,175	NZD	375,000	UBS	05/05/20	(6,867)
USD	150,259,946	SEK	1,486,050,000	MS	05/05/20	(2,066,386)
USD	34,383,806	SGD	48,929,000	MS	05/05/20	(313,921)
HKD	699,988,000	USD	90,314,659	MS	05/07/20	(24,916)
JPY	65,467,934,000	USD	614,895,595	BOA	05/07/20	(4,841,698)
JPY	754,493,000	USD	7,054,700	HSBC	05/07/20	(24,061)
USD	92,060,108	HKD	714,089,000	MS	05/07/20	(48,489)
USD	664,000,232	JPY	71,567,937,000	BOA	05/07/20	(2,895,701)
USD	1,034,422	JPY	111,099,000	MS	05/07/20	(838)
USD	6,481,002	JPY	699,284,000	SSB	05/07/20	(35,179)
JPY	25,646,000	USD	239,920	BNP	06/04/20	(855)
USD	144,133,234	AUD	221,510,000	MS	06/04/20	(229,272)
USD	4,001,604	AUD	6,148,000	UBS	06/04/20	(5,171)
USD	238,059,169	CHF	231,768,000	MS	06/04/20	(2,247,736)
USD	48,112,872	DKK	330,345,000	BNP	06/04/20	(428,513)
USD	20,075	DKK	137,000	SSB	06/04/20	(56)
USD	5,038,518	DKK	34,298,000	UBS	06/04/20	(1,282)
USD	694,963,031	EUR	639,956,000	BNP	06/04/20	(6,734,582)
USD	42,229,912	EUR	38,534,000	BOA	06/04/20	(21,768)
USD	347,489,607	GBP	280,143,000	MS	06/04/20	(5,392,460)
USD	7,153,200	HKD	55,481,000	JPM	06/04/20	(431)
USD	7,537,910	ILS	26,451,000	CITI	06/04/20	(56,275)
USD	81,794	ILS	285,000	NT	06/04/20	(31)
USD	11,980,671	NOK	124,422,000	HSBC	06/04/20	(165,796)
USD	450,212	NOK	4,631,000	RBSSW	06/04/20	(1,881)
USD	6,915,322	NZD	11,366,000	BNP	06/04/20	(55,672)
USD	60,645,543	SEK	599,557,000	MS	06/04/20	(828,131)
USD	6,800,102	SEK	66,444,000	UBS	06/04/20	(12,523)
USD	26,685,473	SGD	37,745,000	MS	06/04/20	(84,292)
USD	473,297	SGD	668,000	SSB	06/04/20	(466)

						(45,113,540)

	Net unrealized depreciation					$(13,546,371)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

3

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Currency Hedged MSCI EAFE ETF

Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$2,365,552,221	$—	$—	$2,365,552,221

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$31,567,169	$—	$31,567,169
Liabilities
Forward Foreign Currency Exchange Contracts	—	(45,113,540)	—	(45,113,540)

	$—	$(13,546,371)	$—	$(13,546,371)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BNP	BNP Paribas SA

BNY	Bank of New York

BOA	Bank of America N.A.

BSCH	Banco Santander Central Hispano

CITI	Citibank N.A.

HSBC	HSBC Bank PLC

JPM	JPMorgan Chase Bank N.A.

Currency Abbreviations

AUD	Australian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

MS	Morgan Stanley & Co. International PLC

NSI	Nomura Securities International Inc.

RBSSW	Natwest Markets PLC

SSB	State Street Bank and Trust Co.

TDB	Toronto Dominion Bank

UBS	UBS AG

4